Provincial Mining and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Detailed Information About Provincial Mining and Other Taxes

	2018	2017

		(Note 33)
Saskatchewan potash production tax	$ 160	$ 95
Saskatchewan resource surcharge and other	90	51

	$ 250	$ 146